Exhibit 99.30

Exception Detail
Run Date - 04/01/2024 3:50:07 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	4000017619	XXXXX	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum FICO 700 cash out for reserves.		Compensating factors: 37 year credit depth, Low LTV, Borrower in line of work for 3+ years, Good residual income $XXXX/mo.				09/27/2023	B	2	XXXX	TX	1	13	C	B	C	B	A	A	A	A		Higher Priced QM (APOR)	1
XXXX	4000017619	XXXXX	XXXX	XXXX	XXXX	Credit	UW Other		UW Other - UW - Data Input Error		Taxes based on improved property missing from the file. The tax cert in file reflects Vacant Land value only. Provide actual taxes based on improved value. Borrower must meet guidelines with actual tax amount. Max DTI 50%.	Loan Underwriting Analysis datedXXXX reflects taxes at $XXXX(new tax not reassessed yet) which matches loan approval DTI 49.314 (max 50%). Appraisal reflects same tax amount as the tax cert.		Client 09/27/2023 02:56 PM; The borrower purchased the property XXXX. She contracted with the builder XXXX to build the home on property she owned. Until the builder completes his job and sends his notice of completion to the county, the property taxes will continue to be what they are until the reassessment. Reviewer 09/27/2023 04:04 PM; Loan Underwriting Analysis dated XXXXreflects taxes at $XXXX (new tax not reassessed yet) which matches loan approval DTI 49.314 (max 50%). Condition cleared	09/27/2023			A	1	XXXX	TX	1	13	C	B	C	B	A	A	A	A		Higher Priced QM (APOR)	1
XXXX	4000017619	XXXXX	XXXX	XXXX	XXXX	Credit	UW Credit	UW Credit - UW - Credit Other	Documentation verifying minimum payment for XXXX #XXXX $XXXX of $250/xxxx is missing from the file. The documentation provided reflects the loan is in forbearance with no payment due and does not verify the repayment terms of $xxx/mo. Using 1% of balance, the payment would be $XXXXmo resulting in DTI > 50%. Max DTI per guidelines 50%.	Document shows borrower is on an income-driven repayment plan and is paying $XXXX a month used to qualify. Plan expires XXXX	Client 09/27/2023 03:11 PM; Student Loan Repayment Doc in file indicates the borrower is on an IDR plan that is set to expire XXXX. Thanks.

 Reviewer 09/27/2023 03:48 PM; Per the guideline page 59, Student loan payments that show as deferred on the credit report may be excluded from debt ratio calculations. The document in the file was a forbearance not a deferment.

 Reviewer 09/27/2023 03:48 PM; Per the guideline page 59, Student loan payments that show as deferred on the credit report may be excluded from debt ratio calculations. The document in the file was a forbearance not a deferment.

 Client 09/27/2023 04:27 PM; To clarify, we aren't trying to exclude the payment from the calculation. Document shows borrower is on an income-driven repayment plan and is paying $xxx a month. That plan expiresXXXX, which is why we are using it to qualify. Thanks.

 Reviewer 09/28/2023 07:46 AM; Condition has been cleared. Thank you.

															09/28/2023			A	1	XXXX	TX	1	13	C	B	C	B	A	A	A	A		Higher Priced QM (APOR)	1
XXXX	4000018831	XXXXX	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Maximum payment shock < 3.0x		Compensating Factors: Excellent reserves post closing over $XXXX; Good FICO w/ excellent payment history; Experienced home owner, currently owning XXXX properties.				10/03/2023	B	2	XXXX	FL	1	1	C	B	C	B	A	A	A	A		Safe Harbor QM (APOR)	1
XXXX	4000018369	XXXXX	XXXX	XXXX	XXXX	Credit	Note		Note - Other:		Images in file are missing pages 2 & 3. Please provide a full copy of the note including all pages. Please provide for review.	Information provided			11/09/2023			A	1	XXXX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
XXXX	4000018369	XXXXX	XXXX	XXXX	XXXX	Credit	Closing Package		Closing Package -		Please provide Business Purpose Affidavit.	Information provided			11/09/2023			A	1	XXXX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
XXXX	4000018369	XXXXX	XXXX	XXXX	XXXX	Credit	UW Approval		UW Approval - UW Approval - 1008 or 92900 LT missing		Missing Final Loan approval	received			11/08/2023			A	1	XXXX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
XXXX	4000018369	XXXXX	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Exception required to omit current housing payment paid by business. This is a new loan with only 2 mos of verification that business pays vs. 12 mos requirement. Loan is in name of the business.		Compensation Factors: FICO above the minimum by 20 points or higher (FICO 704); High discretionary income; 5 years in current job; Low LTV.				11/07/2023	B	2	XXXX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
XXXX	4000018369	XXXXX	XXXX	XXXX	XXXX	Credit	UW Collateral		UW Collateral - UW - FNMA 1007 / FNMA 216		1007 and/or lease not provided.	No rental income used to qualify from subject.		Client 11/09/2023 12:51 PM; Per UW, we hit the borrower with the full payment. The property is vacant, and no rental income was given for loan qualification. Client 11/09/2023 12:52 PM; 1008 updated to reflect no rental income Reviewer 11/09/2023 01:31 PM; Condition has been cleared Thank you Reviewer 11/09/2023 01:35 PM; Condition has been cleared. Thank you	11/09/2023			A	1	XXXX	FL	3	13	D	B	D	B	N/A	N/A	A	A		Exempt	1
XXXX	4000021368	XXXX	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Second employment less than X years history for two employments, and second employment is self employed less than two years		Exception granted: XXXX XXX score, X years on primary employment, XXXX >$XXX, XXX P				12/26/2023	B	2	XXXX	PA	1	1	C	B	C	B	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	4000021368	XXXX	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		DTI over XX% requires X.Xx residual income. $XX,XXX residual income has not been met	Supported with the XXXX XXXX XXXX and the taxes collected on the XX, the monthly real estate taxes are $X,XXX.XX. XXX is XX.XX% using the higher qualifying rate.		Reviewer 01/09/2024 12:19 PM; Total debt $XX,XXX x X.X%=$XX,XXX residual income required, exception needed for XXXX income not meeting X.X at XXXX amortized rate. Reviewer 01/09/2024 01:03 PM; Borrowers has good net XXXX income of $XX,XXX.XX; however, due to the XXX exceeding XX% and under XX% an exception would need to be provided. XXXX you.	01/12/2024			A	1	XXXX	PA	1	1	C	B	C	B	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	4000021368	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			01/09/2024			A	1	XXXX	PA	1	1	C	B	C	B	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	4000021368	XXXX	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		X% tolerance violation for XXXX in XXXX XXXX XXX without a valid XXX. XXXX tolerance violation of $X.XX. A refund in the amount of $X.XX along with XXXX XX, lox to borrower, copy of refund check and proof of delivery required within XX days from consummation.	Information provided			01/09/2024			A	1	XXXX	PA	1	1	C	B	C	B	C	A	A	A		Safe Harbor QM (APOR)	1
XXXX	4000024339	XXXX	XXXX	XXXX	XXXX	Credit	Flood Insurance		Flood Insurance - not in force at least 60 days post funding.		Flood XXXX in expiring within XX days. XXXX provide evidence of renewal. XXXX for review.	Information provided			01/18/2024			A	1	XXXX	FL	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	4000024339	XXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance		Hazard Insurance - year premium not in force at least 60 days post funding.		Hazard XXXX is expiring within XX days. XXXX provide evidence of renewal. XXXX for review.	Information provided			01/08/2024			A	1	XXXX	FL	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	4000024339	XXXX	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Taxes and Insurance documentation		Satisfactory evidence of X months rent loss insurance based on rental of $XXXX monthly =$XX,XXX coverage required	Fair XXXX XXXX $XXXX.XX/mo. x X=$XX,XXX.XX.		Client 01/08/2024 12:33 PM; the guide is based off the market rent not the lease&#x0D; FAIR RENTAL VALUEXXXX Reviewer 01/08/2024 01:14 PM; Condition has been cleared. Thank you	01/08/2024			A	1	XXXX	FL	3	3	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXX	4000023352	XXXXX	XXXX	XXXX	XXXX	Credit	Hazard Insurance		Hazard Insurance - If Condo, blanket coverage policy is missing		The Master Hazard Insurance Policy was not found in the file. Provide copy of Policy.	Information provided			01/09/2024			A	1	XXXX	MA	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	4000024252	XXXXX	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Final loan approval dated	Approval dated XXXX provided.			01/11/2024			A	1	XXXX	MS	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	4000024252	XXXXX	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - Pending Internal completion of compliance fee tests. Additional conditions may apply.			Information provided			01/11/2024			A	1	XXXX	MS	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	4000024252	XXXXX	XXXX	XXXX	XXXX	Compliance	Compliance		Compliance - TRID-Missing Final CD		Please provide the final CD signed at closing XXXX. (file is corrupt cannot open)	Information provided			01/11/2024			A	1	XXXX	MS	1	1	C	A	C	A	C	A	A	A		Non-QM	1
XXXX	4000022739	XXXXX	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW - Cash Back Exceeds Limit		LTV cannot exceed the guidelines for cash-out limits with a gift of equity.		The exception for the gift of equity being provided at an LTV of 80% with the following compensating factors: DTI is greater than 10% below the program requirement; FICO is 20 points higher than the requirement and there is a high discretionary income.				01/17/2024	B	2	XXXX	CA	1	1	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	4000023279	XXXXX	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		3rd party verification for expense factor 10% missing from the file. The LOE in file for the 10% expense factor is from the borrower. Guidelines require the expense factor verification from a 3rd party; Otherwise, 50% vacancy factor must be applied and ratios will exceed guidelines of 50%.		Exception for use of a borrower prepared business narrative approved with the following Compensating Factors; 6-months reserves greater than program requirement, FICO above the minimum by 20 points, High Discretionary income exceeds $3000.00.				01/16/2024	B	2	XXXX	WA	1	13	C	B	C	B	A	A	A	A		Non-QM	1
XXXX	4000023063	XXXXX	XXXX	XXXX	XXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		12 month personal bank statement worksheet supporting $xxxx xmonthly income from XXXX using 50% expense factor.	Worksheet provided		Reviewer 01/08/2024 10:48 AM; The document received reflects dates of XXXX Please provide 12 month personal bank statement worksheet supporting $XXXX monthly income from XXXX using 50% expense factor.	01/21/2024			A	1	XXXX	MD	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	4000023063	XXXXX	XXXX	XXXX	XXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Satisfactory housing history supporting 0x30x24 months first time homebuyer	Rent Free Letter provided.			01/21/2024			A	1	XXXX	MD	1	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXX	4000025109	XXXXX	XXXX	XXXX	XXXX	Credit	Closing Package		Closing Package -		File is missing the Business Purpose Affidavit. Please provide for review.	Information provided			01/23/2024			A	1	XXXX	CA	3	1	C	A	C	A	N/A	N/A	A	A		Exempt	1